WARRANTS	12 Months Ended
Dec. 31, 2020
WARRANTS
WARRANTS

19. WARRANTS

The warrants on convertible notes are exercisable at any time after the commitment date to purchase up to 4,778,846 shares of the Company’s ADS as follows:

Warrants	Principal Amount		Exercise Price
Tranche I	US$	5,000,000	US$	1.50
Tranche A	US$	2,750,000	US$	2.60
Tranche B	US$	1,650,000	US$	5.20
Tranche C	US$	550,000	US$	7.80

For the tranches A, B and C, the expiration date is the third anniversary of the issuance date or if the holder has exercised its option to extend the maturity date of all or any portion of the convertible notes in accordance with the terms and conditions thereof, the fifth anniversary of the issuance date. Tranches A, B and C expired on December 20, 2018. Tranche I expired in December 2020. The holder of the warrants did not exercise until the expiration date.

The fair value of the warrants as of December 31, 2019 and 2020 is RMB0.2 million and nil, respectively. The change in fair value of the warrants liability resulted in a loss of RMB2.3 million, RMB1.3 million and RMB0.2 million (US$0.03 million) for the years ended December 31, 2018, 2019 and 2020, respectively.

In October 2020, the Group has completed an offering for the issuance of ordinary shares, warrants and representative’s warrants. The warrants on equity-linked instruments are classified as equity, these warrants are exercisable immediately after the issuance date to purchase up to 2,702,500 of the Company’s ADSs and expire three years after the issuance date. The representative’s warrants are classified as a liability, these warrants exercisable commencing six months from the effective date of the registration statement and expire three years after the effective date.

No remeasurement to the equity classified warrants after initial recognition and the Group will reassess the classification on each reporting date. For the liability classified warrants, the fair value of the warrants as of issuance date and December 31, 2020 is RMB1.7 million (US$0.3 million) and RMB1.9 million (US$0.3 million), respectively. The change in fair value of the warrants liability resulted in a gain of RMB0.2 million (US$0.02 million) for the year ended December 31, 2020.